Dec. 29, 2023
Range Cancer Therapeutics ETF
Range Cancer Therapeutics ETF
Investment Objective
The Range Cancer Therapeutics ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Range Cancer Therapeutics Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Range Cancer Therapeutics Index
The Index was established in 2023 by Range Fund Holdings (the “Index Provider”) and tracks the performance of a portfolio of approximately 85 U.S. exchange-listed pharmaceutical or biotechnology stocks or American Depositary Receipts (“ADRs”) with a market capitalization of more than $250 million. To be eligible for inclusion in the Index, companies must either derive (i) 50% or more of their commercial revenue from oncology products or (ii) 50% or more of their pipeline value (as defined by the Index Provider) from oncology drugs in development (collectively, “Cancer Therapeutics Companies”). Companies based in China are not eligible for inclusion in the Index. The Index is equal-weighted at the time of its semi-annual reconstitution and rebalance, which takes place on the third Tuesday of June and December.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Investment Risks
Performance
Effective June 20, 2023, the Fund's name, index, investment objective and principal investment strategy were changed. Performance for periods prior to June 20, 2023 does not reflect the Fund’s current investment objective and principal investment strategy; rather, it reflects the Fund’s prior investment objective to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index. The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of the S&P 500 Index, a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.RangeCNCR.com.
Calendar Year Total Returns

For the year-to-date period ended September 30, 2023, the Fund’s total return was -20.65%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 36.76% for the quarter ended June 30, 2020 and the lowest quarterly return was -24.18% for the quarter ended March 31, 2022.
Average Annual Total Returns For the Periods Ended December 31, 2022
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Range Cancer Therapeutics ETF | Range Cancer Therapeutics ETF

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978